Related Party Transactions - Summary of Leases (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Lease One [Member] | Affiliates to Former Chairman of Board of Director [Member]
Capital Leased Assets [Line Items]
Leases Expiration date	2027-10
Annual Rental Payment	$ 1,195
Renewal Option Remaining	2 five-year terms
Annual Rental Increases	CPI
Lease Two [Member] | Affiliates to Former Chairman of Board of Director [Member]
Capital Leased Assets [Line Items]
Leases Expiration date	2025-08
Annual Rental Payment	506
Renewal Option Remaining	4 five-year terms
Annual Rental Increases	Fixed
Lease Three [Member] | Affiliates to Former Chairman of Board of Director [Member]
Capital Leased Assets [Line Items]
Leases Expiration date	2029-06
Annual Rental Payment	269
Renewal Option Remaining	4 five-year terms
Annual Rental Increases	CPI
Lease Four [Member] | Affiliates to Director [Member]
Capital Leased Assets [Line Items]
Leases Expiration date	2017-01
Annual Rental Payment	167
Renewal Option Remaining	1 five-year term
Annual Rental Increases	Fixed
Lease Five [Member] | Affiliates to Director [Member]
Capital Leased Assets [Line Items]
Leases Expiration date	2027-01
Annual Rental Payment	$ 174
Renewal Option Remaining	4 five-year terms
Annual Rental Increases	Fixed